Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Expenses [Abstract]
Compensation and employee benefits	[1]	$ 92,620	$ 110,330	$ 117,917
Other operating expenses	[2]	96,423	59,465	48,120
Cost of equipment sales	[3]	1,159	4,093	7,546
Cost of third-party satellites	[4]	21,570	33,879	30,969
Operating expenses		$ 211,772	$ 207,767	$ 204,552

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2025 included $1.9 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (December 31, 2024 — $1.8 million).
[3]	Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third party capacity.
[4]	Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.